CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Revenue	$ 67,826	$ 56,771
Direct costs	52,728	45,519
Other income and gains	1,285	1,166
Equity accounted income	2,498	1,088
Expenses
Interest	(7,227)	(4,854)
Corporate costs	(98)	(104)
Fair value changes	(831)	1,794
Depreciation and amortization	(4,876)	(3,102)
Tax expense (income)	(495)	248
Net income	5,354	7,488
Net income attributable to:
Shareholders	2,807	3,584
Non-controlling interests	2,547	3,904
Net income	$ 5,354	$ 7,488
Net income per share:
Diluted	$ 2.60	$ 3.40
Basic	$ 2.66	$ 3.47